DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
August 31, 2024 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 97.6%
Australia — 7.1%
Ampol Ltd.
86,361 1,691,059
ANZ Group Holdings Ltd.
1,085,604 22,337,659
APA Group (a)
459,328 2,359,703
Aristocrat Leisure Ltd.
204,561 7,574,992
ASX Ltd.
70,787 2,933,185
BHP Group Ltd.
1,834,035 50,610,541
BlueScope Steel Ltd.
163,906 2,292,017
Brambles Ltd.
502,016 6,194,366
CAR Group Ltd.
125,192 3,208,114
Cochlear Ltd.
24,189 4,917,758
Coles Group Ltd.
486,516 6,187,519
Commonwealth Bank of
Australia
604,748 57,100,682
Computershare Ltd.
197,702 3,804,351
CSL Ltd.
174,579 36,295,209
Dexus REIT
397,049 1,940,323
Endeavour Group Ltd.
578,041 2,089,260
Fortescue Ltd.
609,891 7,541,946
Goodman Group REIT
615,597 13,916,679
GPT Group REIT
722,253 2,405,177
Insurance Australia Group Ltd.
850,843 4,347,995
Lottery Corp. Ltd.
778,115 2,628,070
Macquarie Group Ltd.
130,594 19,061,863
Medibank Pvt Ltd.
971,459 2,538,075
Mineral Resources Ltd.
62,767 1,705,727
Mirvac Group REIT
1,453,333 2,006,726
National Australia Bank Ltd.
1,115,828 28,827,837
Northern Star Resources Ltd.
417,980 4,317,205
Orica Ltd.
175,100 2,104,853
Origin Energy Ltd.
622,478 4,196,392
Pilbara Minerals Ltd. (b)
1,092,402 2,195,996
Pro Medicus Ltd.
20,899 2,131,726
Qantas Airways Ltd. *
301,909 1,371,170
QBE Insurance Group Ltd.
540,179 5,773,145
Ramsay Health Care Ltd.
63,886 1,796,674
REA Group Ltd.
19,208 2,847,206
Reece Ltd.
82,892 1,533,924
Rio Tinto Ltd.
134,650 10,166,433
Santos Ltd.
1,170,953 5,722,283
Scentre Group REIT
1,920,073 4,470,631
SEEK Ltd.
132,290 2,063,909
Seven Group Holdings Ltd.
73,105 2,032,685
Sonic Healthcare Ltd.
171,834 3,219,347
South32 Ltd.
1,592,910 3,385,428
Stockland REIT
881,963 2,996,724
Suncorp Group Ltd.
456,035 5,454,154
Telstra Group Ltd.
1,474,294 3,921,654
Transurban Group (a)
1,123,131 10,300,596
Treasury Wine Estates Ltd.
287,437 2,223,727
Vicinity Ltd. REIT
1,406,032 2,112,715
Number
of Shares Value $
Washington H Soul Pattinson &
Co. Ltd.
83,846 1,957,916
Wesfarmers Ltd.
409,497 20,122,410
Westpac Banking Corp.
1,249,379 26,417,875
WiseTech Global Ltd.
60,180 4,841,914
Woodside Energy Group Ltd.
685,908 12,623,149
Woolworths Group Ltd.
439,843 10,622,217
(Cost $386,018,171)
459,440,891
Austria — 0.2%
Erste Group Bank AG
121,030 6,623,776
OMV AG
53,833 2,343,387
Verbund AG
24,673 2,104,154
voestalpine AG (b)
39,812 971,701
(Cost $8,959,620)
12,043,018
Belgium — 0.8%
Ageas SA/NV
58,443 3,005,328
Anheuser-Busch InBev SA/NV
324,282 19,822,920
D'ieteren Group
7,782 1,883,888
Elia Group SA/NV
10,928 1,197,110
Groupe Bruxelles Lambert NV
31,214 2,406,652
KBC Group NV
82,371 6,404,664
Lotus Bakeries NV
150 1,886,919
Sofina SA
5,838 1,419,732
Syensqo SA
26,502 2,179,572
UCB SA
45,666 8,263,448
Warehouses De Pauw CVA REIT
68,503 1,827,959
(Cost $48,225,485)
50,298,192
Chile — 0.0%
Antofagasta PLC
(Cost $2,284,545)
142,825 3,475,713
Denmark — 3.7%
A.P. Moller — Maersk A/S, Class
A
1,031 1,496,517
A.P. Moller — Maersk A/S, Class
B
1,619 2,414,789
Carlsberg AS, Class B
35,634 4,182,233
Coloplast A/S, Class B
45,550 6,211,394
Danske Bank A/S
252,933 7,893,731
Demant A/S *
37,631 1,592,658
DSV A/S
61,669 11,012,158
Genmab A/S *
22,574 6,267,303
Novo Nordisk A/S, Class B
1,164,899 161,940,658
Novonesis (Novozymes) B, Class
B
126,873 8,799,005
Orsted AS, 144A *
69,092 3,999,249
Pandora A/S
29,445 5,153,235
ROCKWOOL A/S, Class B
3,590 1,555,573
Tryg A/S (b)
120,283 2,680,838
Vestas Wind Systems A/S *
363,850 8,352,035
Zealand Pharma A/S *
23,039 3,026,641
(Cost $120,971,877)
236,578,017

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Finland — 1.0%
Elisa OYJ
51,903 2,594,434
Fortum OYJ
160,802 2,570,274
Kesko OYJ, Class B
102,174 2,074,202
Kone OYJ, Class B
122,860 6,627,504
Metso Corp.
219,307 2,225,435
Neste OYJ
152,453 3,564,232
Nokia OYJ
1,941,430 8,537,017
Nordea Bank Abp
1,137,873 13,433,361
Orion OYJ, Class B
39,595 2,099,567
Sampo OYJ, Class A
163,777 7,315,793
Stora Enso OYJ, Class R
209,812 2,712,378
UPM-Kymmene OYJ
191,830 6,484,458
Wartsila OYJ Abp
183,613 4,063,377
(Cost $61,048,467)
64,302,032
France — 10.8%
Accor SA
69,248 2,914,136
Aeroports de Paris SA
12,942 1,695,272
Air Liquide SA
209,207 39,017,769
Airbus SE
214,823 32,964,954
Alstom SA *
127,003 2,593,690
Amundi SA, 144A
22,771 1,711,633
Arkema SA
19,797 1,841,506
AXA SA
657,815 25,013,926
BioMerieux
15,040 1,740,661
BNP Paribas SA
367,853 25,446,585
Bollore SE
258,087 1,698,899
Bouygues SA
69,657 2,495,534
Bureau Veritas SA
114,764 3,785,508
Capgemini SE
56,194 11,646,914
Carrefour SA
194,186 3,129,645
Cie de Saint-Gobain SA
163,837 14,321,823
Cie Generale des Etablissements
Michelin SCA
245,562 9,638,989
Covivio SA REIT
18,475 1,029,283
Credit Agricole SA
385,896 6,038,093
Danone SA
233,477 16,207,775
Dassault Aviation SA
6,666 1,435,403
Dassault Systemes SE
241,964 9,436,240
Edenred SE
89,095 3,763,137
Eiffage SA
26,962 2,825,401
Engie SA
661,233 11,643,672
EssilorLuxottica SA
107,486 25,450,189
Eurazeo SE
15,849 1,249,140
Gecina SA REIT
17,086 1,879,244
Getlink SE
106,310 1,917,259
Hermes International SCA
11,451 27,455,074
Ipsen SA
12,833 1,556,161
Kering SA
27,268 7,806,794
Klepierre SA REIT
78,859 2,358,841
Number
of Shares Value $
La Francaise des Jeux SAEM,
144A
38,647 1,575,529
Legrand SA
94,634 10,586,377
L'Oreal SA
86,992 38,137,452
LVMH Moet Hennessy Louis
Vuitton SE
99,455 74,130,927
Orange SA
673,517 7,668,412
Pernod Ricard SA
72,946 10,385,729
Publicis Groupe SA
83,546 9,181,615
Renault SA
69,142 3,282,651
Rexel SA
80,369 2,029,104
Safran SA
123,548 27,034,035
Sanofi SA
412,401 46,133,869
Sartorius Stedim Biotech
10,564 2,148,651
Schneider Electric SE
197,763 50,214,101
SEB SA
8,636 903,074
Societe Generale SA
265,581 6,408,707
Sodexo SA (b)
31,922 2,840,571
Teleperformance SE
19,588 2,140,575
Thales SA
34,516 5,799,409
TotalEnergies SE
781,670 53,735,792
Unibail-Rodamco-Westfield
REIT *
41,153 3,296,245
Veolia Environnement SA
252,684 8,362,751
Vinci SA
180,823 21,617,220
Vivendi SE
264,041 2,961,032
(Cost $509,464,360)
694,282,978
Germany — 8.2%
adidas AG
58,927 15,112,001
Allianz SE
141,741 44,011,572
BASF SE
322,139 16,326,846
Bayer AG
354,128 10,907,845
Bayerische Motoren Werke AG
114,658 10,623,599
Bechtle AG
29,916 1,287,713
Beiersdorf AG
35,704 5,160,339
Brenntag SE
46,635 3,465,215
Carl Zeiss Meditec AG
14,932 1,095,162
Commerzbank AG
362,624 5,363,303
Continental AG
39,942 2,696,798
Covestro AG, 144A *
67,214 4,116,131
CTS Eventim AG & Co. KGaA
22,732 2,133,364
Daimler Truck Holding AG
178,257 6,829,593
Delivery Hero SE, 144A *
66,959 2,108,730
Deutsche Bank AG (c)
684,256 11,155,047
Deutsche Boerse AG
68,794 15,429,515
Deutsche Lufthansa AG (b)
208,707 1,358,390
Deutsche Post AG
369,833 16,025,492
Deutsche Telekom AG
1,263,673 35,913,393
E.ON SE
811,419 11,489,839
Evonik Industries AG
94,967 2,104,780
Fresenius Medical Care AG
75,031 2,891,264
Fresenius SE & Co. KGaA *
149,524 5,515,524

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
GEA Group AG
55,356 2,594,479
Hannover Rueck SE
21,818 6,181,348
Heidelberg Materials AG
49,226 5,205,286
Henkel AG & Co. KGaA
36,646 3,044,214
Infineon Technologies AG
472,032 17,218,885
Knorr-Bremse AG
26,562 2,183,038
LEG Immobilien SE
27,703 2,666,031
Mercedes-Benz Group AG
270,756 18,657,976
Merck KGaA
46,724 9,082,430
MTU Aero Engines AG
19,399 5,789,789
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
48,498 26,231,233
Nemetschek SE
21,069 2,195,053
Puma SE
37,507 1,620,681
Rational AG
1,862 1,876,100
Rheinmetall AG
15,744 9,432,657
RWE AG
227,637 8,210,689
SAP SE
377,876 82,588,497
Scout24 SE, 144A
26,710 2,040,195
Siemens AG
274,796 51,614,837
Siemens Energy AG *
227,458 6,549,808
Siemens Healthineers AG, 144A
101,420 5,894,729
Symrise AG
48,866 6,430,664
Talanx AG
24,008 2,066,019
Vonovia SE
267,126 9,206,868
Zalando SE, 144A *
82,655 2,141,640
(Cost $415,599,251)
523,844,601
Hong Kong — 1.8%
AIA Group Ltd.
4,027,840 28,641,890
BOC Hong Kong Holdings Ltd.
1,361,534 4,295,280
CK Asset Holdings Ltd.
686,732 2,778,527
CK Hutchison Holdings Ltd.
961,797 5,309,877
CK Infrastructure Holdings Ltd.
215,289 1,598,558
CLP Holdings Ltd.
591,927 5,306,073
Futu Holdings Ltd., ADR *
22,027 1,400,036
Galaxy Entertainment Group Ltd.
800,990 3,102,144
Hang Seng Bank Ltd.
274,989 3,325,484
Henderson Land Development
Co. Ltd.
502,793 1,566,835
HKT Trust & HKT Ltd. (a)
1,429,487 1,816,694
Hong Kong & China Gas Co. Ltd.
3,906,005 3,180,786
Hong Kong Exchanges &
Clearing Ltd.
439,293 13,543,055
Hongkong Land Holdings Ltd.
384,300 1,441,125
Jardine Matheson Holdings Ltd.
61,257 2,207,702
Link REIT
912,934 4,320,099
MTR Corp. Ltd.
563,752 1,991,763
Power Assets Holdings Ltd.
505,014 3,526,381
Prudential PLC
981,622 8,405,358
Sino Land Co. Ltd.
1,326,478 1,422,113
Number
of Shares Value $
SITC International Holdings Co.
Ltd.
528,125 1,242,121
Sun Hung Kai Properties Ltd.
516,304 5,061,869
Swire Pacific Ltd., Class A
146,679 1,245,242
Techtronic Industries Co. Ltd.
495,898 6,683,793
WH Group Ltd., 144A
2,968,874 2,162,559
Wharf Holdings Ltd.
424,203 1,115,207
Wharf Real Estate Investment
Co. Ltd.
608,171 1,774,333
(Cost $135,108,587)
118,464,904
Ireland — 0.8%
AerCap Holdings NV
69,618 6,782,186
AIB Group PLC
656,301 3,950,214
Bank of Ireland Group PLC
363,537 4,167,226
DCC PLC
36,310 2,553,583
Experian PLC
331,503 16,038,782
James Hardie Industries PLC
CDI *
155,441 5,794,983
Kerry Group PLC, Class A
55,563 5,576,878
Kingspan Group PLC
55,447 4,823,613
(Cost $32,687,946)
49,687,465
Israel — 0.8%
Azrieli Group Ltd.
15,762 1,070,579
Bank Hapoalim BM
459,175 4,555,701
Bank Leumi Le-Israel BM
561,753 5,394,238
Check Point Software
Technologies Ltd. *
31,941 6,148,642
CyberArk Software Ltd. *
15,715 4,506,119
Elbit Systems Ltd.
9,188 1,887,096
Global-e Online Ltd. *
35,988 1,238,707
ICL Group Ltd.
264,949 1,202,873
Israel Discount Bank Ltd., Class
A
447,995 2,472,470
Mizrahi Tefahot Bank Ltd.
58,925 2,244,191
Monday.com Ltd. *
13,426 3,569,839
Nice Ltd. *
23,330 4,155,910
Teva Pharmaceutical Industries
Ltd., ADR *
402,683 7,598,628
Wix.com Ltd. *
18,963 3,159,615
(Cost $37,197,401)
49,204,608
Italy — 2.5%
Amplifon SpA
45,011 1,449,368
Banco BPM SpA
462,794 3,143,103
Davide Campari-Milano NV
209,578 1,933,035
DiaSorin SpA
8,596 988,210
Enel SpA
2,945,939 22,352,221
Eni SpA
834,635 13,538,320
Ferrari NV
45,642 22,562,443
FinecoBank Banca Fineco SpA
218,724 3,734,255
Generali
368,839 10,143,944
Infrastrutture Wireless Italiane
SpA, 144A
117,034 1,399,777

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Intesa Sanpaolo SpA
5,299,719 22,053,615
Leonardo SpA
146,475 3,717,535
Mediobanca Banca di Credito
Finanziario SpA
179,537 3,033,466
Moncler SpA
78,721 4,822,550
Nexi SpA, 144A *
217,618 1,518,865
Poste Italiane SpA, 144A
164,649 2,284,139
Prysmian SpA
99,195 6,951,823
Recordati Industria Chimica e
Farmaceutica SpA
36,667 2,148,181
Snam SpA
726,631 3,600,827
Telecom Italia SpA * (b)
3,553,237 939,518
Terna - Rete Elettrica Nazionale
520,415 4,522,749
UniCredit SpA
533,047 22,025,433
(Cost $106,643,000)
158,863,377
Japan — 22.3%
Advantest Corp.
277,000 12,583,330
Aeon Co. Ltd. (b)
239,500 5,978,080
AGC, Inc.
69,500 2,184,028
Aisin Corp.
66,054 2,297,138
Ajinomoto Co., Inc.
166,547 6,376,384
ANA Holdings, Inc.
53,000 1,067,867
Asahi Group Holdings Ltd.
175,765 6,524,910
Asahi Kasei Corp.
460,800 3,252,928
Asics Corp.
246,200 4,842,657
Astellas Pharma, Inc.
650,332 8,082,996
Bandai Namco Holdings, Inc.
218,700 4,677,987
Bridgestone Corp.
205,576 7,990,169
Brother Industries Ltd.
84,700 1,564,624
Canon, Inc.
337,386 11,578,532
Capcom Co. Ltd.
130,600 2,834,625
Central Japan Railway Co.
284,270 6,572,492
Chiba Bank Ltd.
198,000 1,659,142
Chubu Electric Power Co., Inc.
238,500 2,967,587
Chugai Pharmaceutical Co. Ltd.
242,900 12,268,784
Concordia Financial Group Ltd.
393,715 2,211,095
Dai Nippon Printing Co. Ltd.
69,100 2,481,058
Daifuku Co. Ltd.
115,563 2,219,720
Dai-ichi Life Holdings, Inc.
331,238 9,464,267
Daiichi Sankyo Co. Ltd.
668,593 27,934,647
Daikin Industries Ltd.
95,088 12,039,667
Daito Trust Construction Co. Ltd.
20,213 2,488,775
Daiwa House Industry Co. Ltd.
201,036 6,173,135
Daiwa Securities Group, Inc.
493,887 3,628,392
Denso Corp.
680,012 10,421,827
Dentsu Group, Inc.
74,300 2,275,403
Disco Corp.
33,300 9,717,340
East Japan Railway Co.
323,659 6,202,413
Eisai Co. Ltd.
94,152 3,940,872
ENEOS Holdings, Inc.
1,033,528 5,581,574
FANUC Corp.
340,585 9,987,604
Number
of Shares Value $
Fast Retailing Co. Ltd.
68,851 21,970,717
Fuji Electric Co. Ltd.
50,000 2,981,052
FUJIFILM Holdings Corp.
403,462 10,777,202
Fujitsu Ltd.
598,320 10,958,354
Hamamatsu Photonics KK
54,400 1,445,308
Hankyu Hanshin Holdings, Inc.
82,840 2,533,536
Hikari Tsushin, Inc.
6,200 1,300,308
Hitachi Construction Machinery
Co. Ltd.
42,200 1,024,762
Hitachi Ltd.
1,676,005 40,951,432
Honda Motor Co. Ltd.
1,616,797 17,562,580
Hoshizaki Corp.
38,300 1,230,557
Hoya Corp.
126,674 17,845,619
Hulic Co. Ltd.
144,900 1,493,206
Ibiden Co. Ltd.
41,700 1,440,774
Idemitsu Kosan Co. Ltd.
355,920 2,578,284
Inpex Corp.
339,817 5,042,978
Isuzu Motors Ltd.
215,800 3,240,912
ITOCHU Corp.
429,654 22,648,018
Japan Airlines Co. Ltd. (b)
54,373 913,097
Japan Exchange Group, Inc.
177,878 4,098,044
Japan Post Bank Co. Ltd.
521,558 4,866,305
Japan Post Holdings Co. Ltd.
691,313 6,712,626
Japan Post Insurance Co. Ltd.
66,700 1,252,422
Japan Real Estate Investment
Corp. REIT
438 1,758,711
Japan Tobacco, Inc.
432,841 12,444,290
JFE Holdings, Inc.
213,185 2,938,421
Kajima Corp.
139,600 2,538,659
Kansai Electric Power Co., Inc.
250,967 4,437,716
Kao Corp.
170,904 7,651,458
Kawasaki Kisen Kaisha Ltd.
144,700 2,116,704
KDDI Corp.
556,233 18,685,685
Keisei Electric Railway Co. Ltd.
45,028 1,417,155
Keyence Corp.
70,270 33,459,845
Kikkoman Corp.
246,510 2,770,476
Kirin Holdings Co. Ltd.
278,123 4,190,204
Kobe Bussan Co. Ltd.
57,600 1,672,563
Kokusai Electric Corp.
50,800 1,360,435
Komatsu Ltd.
332,673 9,229,918
Konami Group Corp.
36,266 3,260,938
Kubota Corp.
367,681 5,118,208
Kyocera Corp.
462,200 5,667,238
Kyowa Kirin Co. Ltd.
86,600 1,969,663
Lasertec Corp.
29,100 5,589,493
LY Corp.
961,500 2,628,850
M3, Inc.
156,342 1,505,777
Makita Corp.
87,300 2,907,611
Marubeni Corp.
513,500 8,735,717
MatsukiyoCocokara & Co.
126,100 2,025,329
Mazda Motor Corp.
199,200 1,665,110

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
McDonald's Holdings Co. Japan
Ltd. (b)
30,222 1,325,146
MEIJI Holdings Co. Ltd.
84,380 2,092,906
MINEBEA MITSUMI, Inc.
137,020 2,867,119
Mitsubishi Chemical Group
Corp.
508,300 2,951,262
Mitsubishi Corp.
1,208,275 24,902,747
Mitsubishi Electric Corp.
685,979 11,454,099
Mitsubishi Estate Co. Ltd.
419,251 7,171,059
Mitsubishi HC Capital, Inc.
288,100 2,066,303
Mitsubishi Heavy Industries Ltd.
1,158,690 15,396,096
Mitsubishi UFJ Financial Group,
Inc.
4,013,452 41,949,208
Mitsui & Co. Ltd.
929,520 19,856,974
Mitsui Chemicals, Inc.
62,200 1,655,518
Mitsui Fudosan Co. Ltd.
962,778 10,326,533
Mitsui OSK Lines Ltd.
126,400 4,528,058
Mizuho Financial Group, Inc.
869,558 17,897,941
MonotaRO Co. Ltd.
93,300 1,468,842
MS&AD Insurance Group
Holdings, Inc.
464,963 10,638,903
Murata Manufacturing Co. Ltd.
610,131 12,658,371
NEC Corp.
89,259 7,854,963
Nexon Co. Ltd.
120,545 2,358,292
Nidec Corp.
150,946 6,139,441
Nintendo Co. Ltd.
375,610 20,302,827
Nippon Building Fund, Inc. REIT
551 2,472,508
Nippon Paint Holdings Co. Ltd.
355,910 2,245,162
Nippon Prologis REIT, Inc. REIT
788 1,387,449
Nippon Sanso Holdings Corp.
65,400 2,226,526
Nippon Steel Corp. (b)
313,109 7,089,341
Nippon Telegraph & Telephone
Corp.
10,750,550 11,449,898
Nippon Yusen KK (b)
166,000 5,987,537
Nissan Motor Co. Ltd. (b)
879,942 2,561,155
Nissin Foods Holdings Co. Ltd.
73,400 1,912,447
Nitori Holdings Co. Ltd.
28,901 4,293,931
Nitto Denko Corp.
50,624 4,195,292
Nomura Holdings, Inc.
1,089,654 6,322,960
Nomura Real Estate Holdings,
Inc. (b)
37,536 1,071,724
Nomura Research Institute Ltd.
136,143 4,572,557
NTT Data Group Corp.
227,034 3,436,803
Obayashi Corp.
237,000 3,021,876
Obic Co. Ltd.
23,400 4,049,661
Olympus Corp.
423,916 7,711,913
Omron Corp.
65,592 2,703,724
Ono Pharmaceutical Co. Ltd.
139,506 2,057,425
Oracle Corp.
13,700 1,234,209
Oriental Land Co. Ltd.
391,900 10,690,863
ORIX Corp.
413,946 10,318,211
Osaka Gas Co. Ltd.
138,300 3,400,029
Otsuka Corp.
82,200 1,948,869
Number
of Shares Value $
Otsuka Holdings Co. Ltd.
151,167 8,845,219
Pan Pacific International
Holdings Corp.
140,272 3,557,894
Panasonic Holdings Corp.
836,885 6,941,125
Rakuten Group, Inc. *
540,686 3,822,416
Recruit Holdings Co. Ltd.
536,753 33,217,076
Renesas Electronics Corp.
607,700 10,450,495
Resona Holdings, Inc.
766,325 5,401,860
Ricoh Co. Ltd.
202,900 2,109,638
Rohm Co. Ltd.
123,400 1,540,495
SBI Holdings, Inc.
95,925 2,341,203
SCREEN Holdings Co. Ltd.
28,900 2,153,810
SCSK Corp.
59,800 1,195,877
Secom Co. Ltd.
76,400 5,550,092
Seiko Epson Corp.
102,659 1,903,394
Sekisui Chemical Co. Ltd.
139,200 2,109,567
Sekisui House Ltd.
210,651 5,409,288
Seven & i Holdings Co. Ltd. (b)
799,428 11,475,475
SG Holdings Co. Ltd.
122,200 1,321,138
Shimadzu Corp.
84,700 2,807,111
Shimano, Inc.
27,794 5,209,355
Shin-Etsu Chemical Co. Ltd.
651,020 28,598,744
Shionogi & Co. Ltd.
90,595 4,218,347
Shiseido Co. Ltd.
147,457 3,289,262
Shizuoka Financial Group, Inc.
161,900 1,436,933
SMC Corp.
20,582 9,432,889
SoftBank Corp.
1,030,300 14,363,167
SoftBank Group Corp.
371,928 21,383,507
Sompo Holdings, Inc.
339,205 7,958,637
Sony Group Corp.
451,416 43,847,782
Subaru Corp.
220,234 4,158,670
SUMCO Corp.
134,900 1,540,106
Sumitomo Corp.
374,376 8,824,815
Sumitomo Electric Industries
Ltd.
254,400 4,191,274
Sumitomo Metal Mining Co. Ltd.
87,000 2,430,454
Sumitomo Mitsui Financial
Group, Inc.
452,215 29,541,373
Sumitomo Mitsui Trust Holdings,
Inc.
232,462 5,729,260
Sumitomo Realty &
Development Co. Ltd.
102,203 3,471,085
Suntory Beverage & Food Ltd.
48,700 1,782,235
Suzuki Motor Corp.
565,604 6,552,092
Sysmex Corp.
179,521 3,462,954
T&D Holdings, Inc.
182,500 3,056,647
Taisei Corp.
63,015 2,846,214
Takeda Pharmaceutical Co. Ltd.
572,911 16,980,801
TDK Corp.
140,372 9,455,114
Terumo Corp.
482,488 8,876,472
TIS, Inc.
77,800 1,938,747
Toho Co. Ltd.
39,300 1,505,707
Tokio Marine Holdings, Inc.
679,250 25,582,807

6 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Tokyo Electric Power Co.
Holdings, Inc. *
572,600 2,721,407
Tokyo Electron Ltd.
161,992 28,594,319
Tokyo Gas Co. Ltd.
133,780 3,334,663
Tokyu Corp.
190,710 2,325,334
TOPPAN Holdings, Inc.
84,089 2,521,117
Toray Industries, Inc.
508,943 2,612,428
TOTO Ltd.
49,615 1,714,923
Toyota Industries Corp.
52,600 4,116,178
Toyota Motor Corp.
3,712,120 70,070,423
Toyota Tsusho Corp.
227,433 4,344,392
Trend Micro, Inc.
46,376 2,769,744
Unicharm Corp.
144,200 5,009,863
West Japan Railway Co.
160,412 3,049,353
Yakult Honsha Co. Ltd.
91,358 1,922,899
Yamaha Motor Co. Ltd.
297,122 2,575,098
Yaskawa Electric Corp. (b)
89,220 2,941,654
Yokogawa Electric Corp.
86,244 2,411,693
Zensho Holdings Co. Ltd.
34,600 1,799,228
ZOZO, Inc.
52,897 1,680,011
(Cost $1,058,155,015)
1,431,244,344
Jordan — 0.0%
Hikma Pharmaceuticals PLC
(Cost $1,768,314)
63,560 1,655,278
Luxembourg — 0.1%
ArcelorMittal SA
165,649 3,876,407
Eurofins Scientific SE
46,797 2,671,307
Tenaris SA
171,081 2,491,564
(Cost $8,950,247)
9,039,278
Macau — 0.0%
Sands China Ltd. *
(Cost $3,059,613)
902,160 1,647,485
Netherlands — 5.1%
ABN AMRO Bank NV, 144A
162,545 2,783,202
Adyen NV, 144A *
7,858 11,544,009
Aegon Ltd.
492,841 3,009,402
Akzo Nobel NV
61,822 3,943,107
Argenx SE *
21,475 11,111,980
ASM International NV
16,948 11,446,674
ASML Holding NV
144,534 129,731,579
ASR Nederland NV
58,148 2,844,250
BE Semiconductor Industries NV
28,843 3,755,825
Euronext NV, 144A
28,994 3,096,028
EXOR NV
36,182 4,023,557
Ferrovial SE
191,850 8,003,563
Heineken Holding NV
46,763 3,517,630
Heineken NV
103,920 9,357,572
IMCD NV
20,500 3,349,253
ING Groep NV
1,192,733 21,614,631
JDE Peet's NV
42,811 980,539
Number
of Shares Value $
Koninklijke Ahold Delhaize NV
338,381 11,617,885
Koninklijke KPN NV
1,416,819 5,783,801
Koninklijke Philips NV *
288,518 8,678,029
NN Group NV
99,400 4,866,444
OCI NV
40,430 1,278,619
Prosus NV *
512,282 18,987,260
QIAGEN NV *
81,158 3,720,360
Randstad NV
38,139 1,836,019
Stellantis NV
765,316 12,806,455
Universal Music Group NV
296,862 7,754,218
Wolters Kluwer NV
89,886 15,316,348
(Cost $208,835,064)
326,758,239
New Zealand — 0.3%
Auckland International Airport
Ltd.
495,440 2,349,259
Fisher & Paykel Healthcare Corp.
Ltd.
214,845 4,781,449
Mercury NZ Ltd.
282,980 1,105,656
Meridian Energy Ltd.
477,755 1,893,559
Spark New Zealand Ltd.
643,473 1,444,139
Xero Ltd. *
51,921 5,019,790
(Cost $12,838,172)
16,593,852
Norway — 0.6%
Aker BP ASA
112,417 2,691,271
DNB Bank ASA
319,905 6,759,672
Equinor ASA
301,907 8,013,353
Gjensidige Forsikring ASA
74,846 1,326,044
Kongsberg Gruppen ASA
32,142 3,400,388
Mowi ASA
175,448 3,055,470
Norsk Hydro ASA
503,282 2,818,776
Orkla ASA
259,178 2,302,034
Salmar ASA (b)
24,124 1,253,325
Telenor ASA
215,087 2,666,875
Yara International ASA (b)
61,108 1,779,254
(Cost $34,187,148)
36,066,462
Poland — 0.0%
InPost SA *
(Cost $1,264,747)
70,928 1,306,208
Portugal — 0.2%
EDP SA
1,127,428 4,730,801
Galp Energia SGPS SA
167,000 3,463,131
Jeronimo Martins SGPS SA
104,566 1,934,932
(Cost $8,718,189)
10,128,864
Singapore — 1.3%
CapitaLand Ascendas REIT
1,400,999 3,091,978
CapitaLand Integrated
Commercial Trust REIT
1,872,034 3,041,275
CapitaLand Investment Ltd.
802,700 1,666,973
DBS Group Holdings Ltd.
720,145 20,065,499
Genting Singapore Ltd.
2,118,878 1,307,097
Grab Holdings Ltd., Class A *
748,402 2,409,854

DBX ETF Trust | 7
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Keppel Ltd.
532,600 2,518,213
Oversea-Chinese Banking Corp.
Ltd.
1,224,987 13,658,424
Sea Ltd., ADR *
133,847 10,481,559
Sembcorp Industries Ltd.
350,700 1,324,917
Singapore Airlines Ltd. (b)
530,750 2,554,205
Singapore Exchange Ltd.
317,700 2,636,646
Singapore Technologies
Engineering Ltd.
560,800 1,912,380
Singapore Telecommunications
Ltd.
2,679,789 6,427,633
United Overseas Bank Ltd.
455,954 10,967,774
Wilmar International Ltd.
710,366 1,709,299
(Cost $73,348,209)
85,773,726
Spain — 2.5%
Acciona SA
8,477 1,146,010
ACS Actividades de
Construccion y Servicios SA
66,279 3,012,650
Aena SME SA, 144A
27,344 5,519,281
Amadeus IT Group SA
162,958 10,977,357
Banco Bilbao Vizcaya Argentaria
SA
2,084,604 22,098,451
Banco de Sabadell SA
1,962,992 4,216,101
Banco Santander SA
5,606,539 27,863,829
CaixaBank SA
1,316,216 7,944,004
Cellnex Telecom SA, 144A *
191,048 7,376,676
EDP Renovaveis SA
109,563 1,752,476
Endesa SA
110,047 2,323,439
Grifols SA *
107,001 1,185,155
Iberdrola SA
2,204,392 31,238,955
Industria de Diseno Textil SA
394,264 21,346,445
Redeia Corp. SA (b)
143,937 2,733,476
Repsol SA
438,807 6,041,391
Telefonica SA
1,432,851 6,484,381
(Cost $135,165,158)
163,260,077
Sweden — 3.2%
AddTech AB, Class B
93,020 2,942,375
Alfa Laval AB
103,709 4,644,998
Assa Abloy AB, Class B
361,020 11,641,156
Atlas Copco AB, Class A
969,861 17,582,402
Atlas Copco AB, Class B
565,175 8,982,739
Beijer Ref AB
128,806 2,216,554
Boliden AB
100,363 3,069,085
Epiroc AB, Class A
232,159 4,472,162
Epiroc AB, Class B
145,266 2,579,030
EQT AB
134,441 4,488,262
Essity AB, Class B
218,368 6,626,621
Evolution AB, 144A
64,732 6,723,348
Fastighets AB Balder, Class B *
235,626 1,847,246
Getinge AB, Class B
84,848 1,765,016
H & M Hennes & Mauritz AB,
Class B (b)
210,547 3,332,024
Number
of Shares Value $
Hexagon AB, Class B
744,966 7,617,833
Holmen AB, Class B
29,076 1,189,861
Husqvarna AB, Class B
123,814 833,449
Industrivarden AB, Class A
46,695 1,678,950
Industrivarden AB, Class C
55,142 1,978,371
Indutrade AB
99,307 3,121,901
Investment AB Latour, Class B
51,926 1,560,582
Investor AB, Class B
624,073 18,558,335
L E Lundbergforetagen AB,
Class B
27,339 1,498,983
Lifco AB, Class B
85,058 2,841,286
Nibe Industrier AB, Class B (b)
548,893 2,706,993
Saab AB, Class B
121,182 2,860,137
Sagax AB, Class B
82,678 2,178,830
Sandvik AB
382,467 8,131,176
Securitas AB, Class B
180,007 2,103,664
Skandinaviska Enskilda Banken
AB, Class A
569,955 8,770,076
Skanska AB, Class B
123,888 2,501,118
SKF AB, Class B
123,825 2,342,475
Svenska Cellulosa AB SCA,
Class B
220,589 3,062,364
Svenska Handelsbanken AB,
Class A
521,486 5,378,291
Swedbank AB, Class A
311,368 6,652,981
Swedish Orphan Biovitrum AB *
73,495 2,290,411
Tele2 AB, Class B
193,723 2,197,925
Telefonaktiebolaget LM Ericsson,
Class B
999,320 7,447,066
Telia Co. AB
865,580 2,684,021
Trelleborg AB, Class B
76,206 2,970,106
Volvo AB, Class A
70,485 1,895,946
Volvo AB, Class B
575,493 15,278,178
Volvo Car AB, Class B *
269,761 771,857
(Cost $160,394,567)
206,016,184
Switzerland — 10.5%
ABB Ltd.
571,407 32,689,280
Adecco Group AG
63,721 2,161,889
Alcon, Inc.
180,371 17,463,130
Avolta AG *
36,366 1,408,351
Bachem Holding AG
12,670 1,209,541
Baloise Holding AG
15,359 2,965,016
Banque Cantonale Vaudoise
10,908 1,166,446
Barry Callebaut AG
1,318 2,133,484
BKW AG
7,363 1,382,430
Chocoladefabriken Lindt &
Spruengli AG
39 5,092,642
Chocoladefabriken Lindt &
Spruengli AG Participation
Certificates
349 4,606,529
Cie Financiere Richemont SA,
Class A
194,119 30,566,235
Clariant AG *
78,398 1,230,315

8 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Coca-Cola HBC AG *
80,445 2,979,288
DSM-Firmenich AG
68,089 9,257,670
EMS-Chemie Holding AG
2,485 2,079,969
Galderma Group AG *
16,739 1,620,634
Geberit AG
12,006 7,641,016
Givaudan SA
3,333 17,079,640
Glencore PLC *
3,747,072 19,723,504
Helvetia Holding AG
13,898 2,195,755
Holcim AG *
188,494 18,120,969
Julius Baer Group Ltd.
74,700 4,350,799
Kuehne + Nagel International AG
17,331 5,364,139
Logitech International SA
56,162 5,075,425
Lonza Group AG
26,107 17,063,760
Nestle SA
947,301 101,433,253
Novartis AG
713,353 85,698,028
Partners Group Holding AG
8,190 11,764,002
Roche Holding AG
11,573 4,198,710
Roche Holding AG
254,142 85,865,046
Sandoz Group AG
147,912 6,490,345
Schindler Holding AG
8,335 2,250,318
Schindler Holding AG
Participation Certificates
14,901 4,133,470
SGS SA
57,142 6,361,883
SIG Group AG *
108,480 2,289,431
Sika AG
55,015 17,603,764
Sonova Holding AG
18,233 6,344,711
STMicroelectronics NV
244,356 7,771,100
Straumann Holding AG
40,482 5,974,316
Swatch Group AG — Bearer
10,376 2,170,287
Swatch Group AG — Registered
20,579 857,004
Swiss Life Holding AG
10,298 8,310,603
Swiss Prime Site AG
28,306 3,183,405
Swiss Re AG
109,170 14,859,089
Swisscom AG
9,309 5,875,276
Temenos AG
21,972 1,527,610
UBS Group AG
1,189,513 36,340,983
VAT Group AG, 144A
9,956 5,120,597
Zurich Insurance Group AG
52,949 30,608,951
(Cost $493,245,090)
673,660,038
United Kingdom — 13.8%
3i Group PLC
351,754 14,685,674
Admiral Group PLC
94,967 3,639,337
Anglo American PLC
459,153 13,320,406
Ashtead Group PLC
157,619 11,173,925
Associated British Foods PLC
120,217 3,931,240
AstraZeneca PLC
560,841 97,770,060
Auto Trader Group PLC, 144A
331,767 3,707,892
Aviva PLC
962,060 6,375,492
BAE Systems PLC
1,096,449 19,626,760
Barclays PLC
5,328,385 15,982,916
Barratt Developments PLC
509,682 3,395,024
Number
of Shares Value $
Berkeley Group Holdings PLC
38,758 2,536,902
BP PLC
5,977,917 33,711,357
British American Tobacco PLC
721,827 26,884,605
BT Group PLC
2,329,328 4,252,162
Bunzl PLC
124,573 5,791,506
Centrica PLC
1,882,937 3,183,811
Coca-Cola Europacific Partners
PLC
75,869 6,106,696
Compass Group PLC
614,675 19,366,008
Croda International PLC
48,854 2,635,052
Diageo PLC
802,803 26,068,113
Endeavour Mining PLC
67,737 1,435,800
Entain PLC
216,301 1,835,081
GSK PLC
1,499,456 32,630,261
Haleon PLC
2,642,465 13,256,746
Halma PLC
136,183 4,660,812
Hargreaves Lansdown PLC
129,737 1,892,963
HSBC Holdings PLC
6,696,291 58,631,241
Imperial Brands PLC
292,477 8,373,606
Informa PLC
496,601 5,439,237
InterContinental Hotels Group
PLC
58,010 5,777,840
Intertek Group PLC
57,676 3,749,425
J Sainsbury PLC
609,326 2,339,868
JD Sports Fashion PLC
984,294 1,783,244
Kingfisher PLC
682,231 2,546,360
Land Securities Group PLC REIT
263,643 2,179,597
Legal & General Group PLC
2,197,428 6,458,610
Lloyds Banking Group PLC
22,530,717 17,309,925
London Stock Exchange Group
PLC
172,990 23,286,766
M&G PLC
811,455 2,284,828
Melrose Industries PLC
480,110 3,038,519
Mondi PLC
159,320 3,079,941
National Grid PLC
1,738,888 22,804,864
NatWest Group PLC
2,400,729 10,883,742
Next PLC
42,848 5,720,082
Pearson PLC
225,194 3,123,094
Persimmon PLC
116,400 2,513,154
Phoenix Group Holdings PLC
245,984 1,826,854
Reckitt Benckiser Group PLC
251,856 14,441,102
RELX PLC
674,837 31,364,889
Rentokil Initial PLC
930,086 5,899,763
Rio Tinto PLC
407,587 25,533,069
Rolls-Royce Holdings PLC *
3,073,133 20,034,451
Sage Group PLC
361,374 4,798,134
Schroders PLC
299,599 1,347,220
Segro PLC REIT
463,248 5,300,242
Severn Trent PLC
97,724 3,299,648
Shell PLC
2,280,001 80,277,930
Smith & Nephew PLC
318,590 4,897,426
Smiths Group PLC
123,461 2,921,789

DBX ETF Trust | 9
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Hidden Row
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2024 is as follows:
Number
of Shares Value $
Spirax Group PLC
26,671 2,695,332
SSE PLC
384,670 9,532,889
Standard Chartered PLC
782,173 8,006,220
Taylor Wimpey PLC
1,283,746 2,715,214
Tesco PLC
2,498,928 11,607,886
Unilever PLC
902,186 58,128,343
United Utilities Group PLC
246,818 3,304,672
Vodafone Group PLC
8,136,776 7,952,549
Whitbread PLC
67,948 2,574,464
Wise PLC, Class A *
243,128 2,249,470
WPP PLC
390,730 3,716,204
(Cost $750,631,916)
885,606,304
TOTAL COMMON STOCKS
(Cost $4,814,770,159)
6,269,242,135
PREFERRED STOCKS — 0.4%
Germany — 0.4%
Bayerische Motoren Werke AG
22,013 1,902,855
Dr Ing hc F Porsche AG, 144A
40,955 3,207,045
Henkel AG & Co. KGaA
61,300 5,607,904
Porsche Automobil Holding SE
55,240 2,483,405
Number
of Shares Value $
Sartorius AG
9,376 2,584,840
Volkswagen AG
75,301 8,005,808
(Cost $29,537,298)
23,791,857
SECURITIES LENDING
COLLATERAL — 0.8%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 5.21%
(d)(e)
(Cost $51,157,672)
51,157,672 51,157,672
CASH EQUIVALENTS — 1.1%
DWS Government Money Market
Series "Institutional Shares",
5.24% (d)
(Cost $72,205,905)
72,205,905 72,205,905
TOTAL INVESTMENTS — 99.9%
(Cost $4,967,671,034)
6,416,397,569
Other assets and liabilities,
net — 0.1%
8,363,140
NET ASSETS — 100.0%
6,424,760,709
 *(a) (b)
Value ($) at
5/31/2024
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
8/31/2024
Value ($) at
8/31/2024
COMMON STOCKS — 0.2%
Germany — 0.2%
Deutsche Bank AG (c)
11,115,151 716,168 (547,925) (566,035) 437,688 — — 684,256 11,155,047
SECURITIES LENDING COLLATERAL — 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 5.21% (d)(e)
49,090,266 2,067,406 (f) — — — 87,509 — 51,157,672 51,157,672
CASH EQUIVALENTS — 1.1%
DWS ESG Liquidity Fund “Capital Shares”,   (d)
12,467,188 — (12,467,188) (1,247) 1,247 27,407 — — —
DWS Government Money Market Series "Institutional Shares", 5.24% (d)
131,771,708 107,317,284 (166,883,087) — — 1,595,249 — 72,205,905 72,205,905
204,444,313 110,100,858 (179,898,200) (567,282) 438,935 1,710,165 — 124,047,833 134,518,624
*
Non-income producing security.
(a)
Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2024 amounted to $48,284,193, which is 0.8% of net assets.

10 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Securities are listed in country of domicile.
At August 31, 2024 the Xtrackers MSCI EAFE Hedged Equity ETF had the following sector diversification:
At August 31, 2024, open futures contracts purchased were as follows:
(c)
Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31,
2024.
ADR: American Depositary Receipt
CDI: Chess Depositary Interests
CVA: Credit Valuation Adjustment
REIT: Real Estate Investment Trust
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Securities Lending
Collateral and Cash
Equivalents
Financials
1,270,215,135 20 .2
Industrials
1,071,539,203 17 .0
Health Care
895,734,538 14 .2
Consumer Discretionary
690,448,813 11 .0
Information Technology
561,616,385 8 .9
Consumer Staples
547,292,016 8 .7
Materials
405,586,890 6 .5
Communication Services
265,681,661 4 .2
Energy
243,111,054 3 .9
Utilities
208,840,432 3 .3
Real Estate
132,967,865 2 .1
Total
6,293,033,992 100 .0
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation
(Depreciation) ( $ )
†
CAC40 10 EURO Futures
EUR 120 9,664,645 10,146,250 9/20/2024 481,605
DAX Index Futures
EUR 8 4,048,272 4,189,689 9/20/2024 141,417
EURO STOXX 50 Futures
EUR 305 16,582,308 16,759,585 9/20/2024 177,277
FTSE 100 Index Futures
GBP 135 14,650,373 14,870,673 9/20/2024 220,300
FTSE/MIB Index Futures
EUR 5 921,123 952,192 9/20/2024 31,069
IBEX 35 Index Futures
EUR 16 1,928,790 2,022,105 9/20/2024 93,315
MSCI EAFE Futures
USD 175 20,487,906 21,511,875 9/20/2024 1,023,969
MSCI Singapore Index Futures
SGD 125 3,061,893 3,079,141 9/27/2024 17,248
OMXS30 Index Futures
SGD 105 2,584,751 2,658,438 9/20/2024 73,687
SPI 200 Futures
AUD 65 8,535,013 8,852,948 9/19/2024 317,935
Swiss Market Index Futures
CHF 30 4,290,778 4,393,153 9/20/2024 102,375
TOPIX Index Futures
JPY 115 21,736,820 21,361,413 9/12/2024 (375,407)
Total net unrealized appreciation
2,304,790

DBX ETF Trust | 11
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
At August 31, 2024, the Fund had the following forward foreign currency contracts outstanding:
† The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of
August 31, 2024.
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ )
β
Depreciation ( $ )
β
JP Morgan & Chase Co.
9/3/2024 AUD 11,852,000 USD 7,745,697 — (276,934)
JP Morgan & Chase Co.
9/3/2024 AUD 671,963,442 USD 439,158,348 — (15,694,388)
RBC Capital Markets
9/3/2024 AUD 10,000,000 USD 6,535,432 — (233,579)
RBC Capital Markets
9/3/2024 AUD 5,557,900 USD 3,625,569 — (136,579)
RBC Capital Markets
9/3/2024 AUD 3,710,200 USD 2,422,777 — (88,661)
RBC Capital Markets
9/3/2024 AUD 2,779,000 USD 1,863,304 — (17,803)
RBC Capital Markets
9/3/2024 AUD 3,700,300 USD 2,421,818 — (82,919)
RBC Capital Markets
9/3/2024 CHF 2,915,100 USD 3,431,547 1,006 —
RBC Capital Markets
9/3/2024 CHF 4,366,900 USD 5,083,448 — (55,597)
RBC Capital Markets
9/3/2024 CHF 7,963,000 USD 9,077,468 — (293,530)
RBC Capital Markets
9/3/2024 CHF 537,174,200 USD 612,361,123 — (19,794,863)
RBC Capital Markets
9/3/2024 CHF 2,183,500 USD 2,563,891 — (5,690)
RBC Capital Markets
9/3/2024 CHF 2,907,400 USD 3,323,755 — (97,724)
Bank of America
9/3/2024 DKK 38,341,100 USD 5,570,082 — (112,653)
Bank of America
9/3/2024 DKK 6,311,200 USD 939,933 4,518 —
Bank of America
9/3/2024 DKK 1,653,175,600 USD 240,168,463 — (4,857,330)
Bank of America
9/3/2024 DKK 12,622,400 USD 1,850,077 — (20,755)
Bank of America
9/3/2024 DKK 8,403,700 USD 1,220,900 — (24,656)
Bank of America
9/3/2024 DKK 8,426,100 USD 1,236,017 — (12,860)
Bank of America
9/3/2024 EUR 7,457,800 USD 8,286,742 41,753 —
Bank of America
9/3/2024 EUR 9,956,900 USD 10,896,373 — (111,501)
Bank of America
9/3/2024 EUR 1,888,438,400 USD 2,046,515,802 — (41,251,801)
Bank of America
9/3/2024 EUR 14,915,600 USD 16,310,820 — (179,157)
Bank of America
9/3/2024 EUR 9,930,500 USD 10,763,033 — (215,655)
RBC Capital Markets
9/3/2024 GBP 3,836,000 USD 4,932,815 — (105,150)
RBC Capital Markets
9/3/2024 GBP 717,398,400 USD 921,747,899 — (20,438,644)
RBC Capital Markets
9/3/2024 GBP 5,761,700 USD 7,312,772 — (254,288)
RBC Capital Markets
9/3/2024 GBP 3,846,200 USD 4,883,634 — (167,726)
RBC Capital Markets
9/3/2024 GBP 2,880,800 USD 3,769,781 — (13,683)
RBC Capital Markets
9/3/2024 GBP 1,852,000 USD 2,379,498 — (52,804)
JP Morgan & Chase Co.
9/3/2024 HKD 785,209,600 USD 100,609,853 — (99,633)
JP Morgan & Chase Co.
9/3/2024 HKD 3,128,400 USD 401,346 104 —
JP Morgan & Chase Co.
9/3/2024 HKD 6,256,800 USD 803,078 592 —
JP Morgan & Chase Co.
9/3/2024 HKD 4,187,800 USD 536,482 — (637)
JP Morgan & Chase Co.
9/3/2024 ILS 5,756,000 USD 1,533,310 — (49,701)
JP Morgan & Chase Co.
9/3/2024 ILS 316,800 USD 85,292 — (1,834)
JP Morgan & Chase Co.
9/3/2024 ILS 74,823,500 USD 19,934,859 — (643,041)
Goldman Sachs & Co.
9/3/2024 JPY 1,150,863,500 USD 7,983,642 107,821 —
Goldman Sachs & Co.
9/3/2024 JPY 220,308,098,100 USD 1,471,179,485 — (36,477,394)
Goldman Sachs & Co.
9/3/2024 JPY 1,724,014,700 USD 11,781,191 — (16,935)
Goldman Sachs & Co.
9/3/2024 JPY 1,147,810,800 USD 7,698,260 — (156,671)
Goldman Sachs & Co.
9/3/2024 JPY 862,007,400 USD 5,898,581 — (482)
Goldman Sachs & Co.
9/3/2024 NOK 128,517,400 USD 11,762,853 — (355,750)
Goldman Sachs & Co.
9/3/2024 NOK 15,434,000 USD 1,412,529 — (42,826)
JP Morgan & Chase Co.
9/3/2024 NOK 1,525,000 USD 143,815 15 —

12 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ )
β
Depreciation ( $ )
β
JP Morgan & Chase Co.
9/3/2024 NOK 32,487,900 USD 2,973,530 — (89,930)
RBC Capital Markets
9/3/2024 NOK 102,331,000 USD 9,366,082 — (283,263)
RBC Capital Markets
9/3/2024 NOK 109,080,000 USD 9,983,768 — (301,977)
JP Morgan & Chase Co.
9/3/2024 NZD 71,500 USD 43,877 — (822)
JP Morgan & Chase Co.
9/3/2024 NZD 7,256,200 USD 4,309,980 — (226,275)
JP Morgan & Chase Co.
9/3/2024 NZD 921,000 USD 547,040 — (28,728)
RBC Capital Markets
9/3/2024 NZD 10,000,000 USD 5,939,749 — (311,808)
Citibank N.A.
9/3/2024 SEK 161,560,300 USD 15,098,712 — (637,816)
Citibank N.A.
9/3/2024 SEK 1,911,064,600 USD 178,599,662 — (7,544,601)
Citibank N.A.
9/3/2024 SEK 24,641,000 USD 2,302,812 — (97,306)
RBC Capital Markets
9/3/2024 SEK 16,800,500 USD 1,603,344 — (33,083)
RBC Capital Markets
9/3/2024 SEK 8,400,300 USD 819,763 1,545 —
RBC Capital Markets
9/3/2024 SEK 11,185,400 USD 1,046,144 — (43,353)
RBC Capital Markets
9/3/2024 SEK 11,215,200 USD 1,065,911 — (26,488)
Goldman Sachs & Co.
9/3/2024 SGD 69,140,000 USD 51,772,423 — (1,220,131)
Goldman Sachs & Co.
9/3/2024 SGD 4,762,000 USD 3,565,639 — (84,210)
JP Morgan & Chase Co.
9/3/2024 SGD 773,800 USD 583,517 — (9,564)
JP Morgan & Chase Co.
9/3/2024 SGD 10,216,100 USD 7,649,759 — (180,401)
JP Morgan & Chase Co.
9/3/2024 SGD 386,900 USD 295,140 — (1,400)
RBC Capital Markets
9/3/2024 SGD 13,515,000 USD 10,120,108 — (238,503)
RBC Capital Markets
9/3/2024 USD 481,438,388 AUD 709,562,842 — (1,134,580)
RBC Capital Markets
9/3/2024 USD 657,092,463 CHF 557,510,100 — (1,004,834)
Bank of America
9/3/2024 USD 16,826,675 DKK 115,823,000 340,057 —
RBC Capital Markets
9/3/2024 USD 239,138,263 DKK 1,611,457,100 — (295,786)
Bank of America
9/3/2024 USD 2,107,782,446 EUR 1,904,221,200 — (2,566,131)
Bank of America
9/3/2024 USD 28,694,844 EUR 26,478,000 577,972 —
RBC Capital Markets
9/3/2024 USD 966,729,575 GBP 735,575,100 — (670,882)
RBC Capital Markets
9/3/2024 USD 102,402,774 HKD 798,782,600 47,560 —
JP Morgan & Chase Co.
9/3/2024 USD 22,300,841 ILS 80,896,300 — (52,804)
Bank of America
9/3/2024 USD 1,511,618,519 JPY 220,099,214,500 — (5,391,115)
Goldman Sachs & Co.
9/3/2024 USD 34,015,071 JPY 5,093,580,000 842,345 —
Goldman Sachs & Co.
9/3/2024 USD 16,801,448 NOK 177,964,300 — (20,229)
RBC Capital Markets
9/3/2024 USD 19,959,121 NOK 211,411,000 — (24,031)
JP Morgan & Chase Co.
9/3/2024 USD 5,154,035 NZD 8,248,700 2,686 —
RBC Capital Markets
9/3/2024 USD 6,256,500 NZD 10,000,000 — (4,943)
JP Morgan & Chase Co.
9/3/2024 USD 209,443,335 SEK 2,144,867,300 — (525,885)
Goldman Sachs & Co.
9/3/2024 USD 56,697,227 SGD 73,902,000 — (54,824)
RBC Capital Markets
9/3/2024 USD 19,096,858 SGD 24,891,800 — (18,466)
RBC Capital Markets
10/2/2024 AUD 709,562,842 USD 481,788,203 1,140,234 —
RBC Capital Markets
10/2/2024 CHF 557,510,100 USD 659,335,189 991,055 —
RBC Capital Markets
10/2/2024 DKK 1,611,457,100 USD 239,544,400 305,101 —
Bank of America
10/2/2024 EUR 1,904,221,200 USD 2,110,579,747 2,551,440 —
RBC Capital Markets
10/2/2024 GBP 735,575,100 USD 966,994,382 681,517 —
Bank of America
10/2/2024 JPY 220,099,214,500 USD 1,518,008,323 5,393,639 —
Goldman Sachs & Co.
10/2/2024 NOK 177,964,300 USD 16,811,498 19,982 —
RBC Capital Markets
10/2/2024 NOK 211,411,000 USD 19,971,060 23,737 —
JP Morgan & Chase Co.
10/2/2024 NZD 8,248,700 USD 5,161,199 4,017 —
RBC Capital Markets
10/2/2024 NZD 10,000,000 USD 6,256,985 4,869 —
JP Morgan & Chase Co.
10/2/2024 SEK 2,144,867,300 USD 209,763,896 524,118 —
Goldman Sachs & Co.
10/2/2024 SGD 73,902,000 USD 56,796,575 55,051 —
RBC Capital Markets
10/2/2024 SGD 24,891,800 USD 19,130,321 18,542 —

DBX ETF Trust | 13
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Currency Abbreviations
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ )
β
Depreciation ( $ )
β
RBC Capital Markets
10/2/2024 USD 7,348,883 AUD 10,823,000 — (17,534)
RBC Capital Markets
10/2/2024 USD 9,693,113 CHF 8,196,000 — (14,744)
RBC Capital Markets
10/2/2024 USD 1,689,403 DKK 11,364,000 — (2,287)
Bank of America
10/2/2024 USD 11,122,654 EUR 10,035,000 — (13,616)
RBC Capital Markets
10/2/2024 USD 19,050,286 GBP 14,491,000 — (13,698)
Bank of America
10/2/2024 USD 76,949,546 JPY 11,156,907,000 — (274,573)
JP Morgan & Chase Co.
10/2/2024 USD 1,568,434 SEK 16,037,000 — (3,965)
Goldman Sachs & Co.
10/2/2024 USD 2,940,492 SGD 3,826,000 — (2,911)
RBC Capital Markets
10/3/2024 HKD 798,782,600 USD 102,536,196 — (46,550)
RBC Capital Markets
10/3/2024 HKD 35,864,000 USD 4,603,588 — (2,206)
JP Morgan & Chase Co.
10/7/2024 ILS 3,761,000 USD 1,037,967 2,192 —
JP Morgan & Chase Co.
10/7/2024 ILS 80,896,300 USD 22,327,492 48,755 —
Total unrealized appreciation (depreciation)
13,732,223 (165,958,087)
β
The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2024.
AUD Australian Dollar
CHF Swiss Franc
DKK Danish Krone
EUR Euro
GBP Pound Sterling
HKD Hong Kong Dollar
ILS Israeli Shekel
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
SGD Singapore Dollar
USD U.S. Dollar

14 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DBEF-PH1
R-089711-2 (5/25) DBX006037 (5/25)
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 6,269,242,135 $ — $ — $ 6,269,242,135
Preferred Stocks
23,791,857 — — 23,791,857
Short-Term Investments (a)
123,363,577 — — 123,363,577
Derivatives (b)
Forward Foreign Currency Contracts
— 13,732,223 — 13,732,223
Futures Contracts
2,680,197 — — 2,680,197
TOTAL
$ 6,419,077,766 $ 13,732,223 $ — $ 6,432,809,989
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Forward Foreign Currency Contracts
$ — $ (165,958,087) $ — $ (165,958,087)
Futures Contracts
(375,407) — — (375,407)
TOTAL
$ (375,407) $ (165,958,087) $ — $ (166,333,494)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.